INCOME TAXES - Additional information (Details)	12 Months Ended
Jun. 30, 2026 JPY (¥)
INCOME TAXES
Net operating loss	¥ 102,256,000
Japan
INCOME TAXES
Net operating loss, subject to expiration	¥ 962,000
Percentage of taxable income being the deductibility (as a percent)	50.00%
US
INCOME TAXES
Net operating loss, not subject to expiration	¥ 93,453,000
Percentage of taxable income being the deductibility (as a percent)	80.00%
Hong Kong
INCOME TAXES
Net operating loss, subject to expiration	¥ 7,841